Summary of significant accounting policies - Price index identification and movement (Details) - Argentina - Discontinued operations	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial reporting in hyperinflationary economies
Price index level	3,533	1,134
Change in index	2,399